UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05536

Capital One Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road; Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road; Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-999-0426

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2007 (unaudited)

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

FINANCIAL STATEMENTS

BOARD REVIEW OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

Capital One Capital Appreciation Fund

Class A Shares

Class B Shares

Capital One Louisiana Municipal Income Fund

Class A Shares

Class B Shares

Capital One Mid Cap Equity Fund

Class A Shares

Class B Shares

Capital One Total Return Bond Fund

Capital One U.S. Government Income Fund

Capital One Cash Reserve Fund

Class A Shares

Class B Shares

Capital One U.S. Treasury Money Market Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Financial Highlights	Capital One Funds
February 28, 2007 (Unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Ratios to Average Net Assets			Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate
											Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimburse- ment[2]
Capital Appreciation Fund—Class A Shares
2007[a]	$19.11	0.05	[3]	1.46	1.51	(0.08)	(2.44)	(2.52)	$18.10	8.16%	1.23%[7]	0.51%[7]	—	$213,767	22%
2006	$19.42	0.11	[3]	1.17	1.28	(0.08)	(1.51)	(1.59)	$19.11	6.98%	1.25%	0.57%	—	$224,576	51%
2005	$18.31	0.13	[3]	2.26	2.39	(0.15)	(1.13)	(1.28)	$19.42	13.44%	1.26%	0.70%	—	$240,297	32%
2004	$17.82	0.08	[3]	1.62	1.70	(0.07)	(1.14)	(1.21)	$18.31	9.87%	1.25%	0.41%	—	$239,871	22%
2003	$16.50	0.08	[3]	1.31	1.39	(0.07)	—	(0.07)	$17.82	8.46%	1.27%	0.48%	—	$234,905	29%
2002	$20.84	0.04		(3.44)	(3.40)	(0.02)	(0.92)	(0.94)	$16.50	(17.18)%	1.23%	0.18%	—	$217,744	3%

Capital Appreciation Fund—Class B Shares
2007[a]	$17.99	(0.02)[3]		1.36	1.34	(0.01)	(2.44)	(2.45)	$16.88	7.73%	1.98%[7]	(0.24)%[7]	—	$5,693	22%
2006	$18.42	(0.03)[3]		1.11	1.08	—	(1.51)	(1.51)	$17.99	6.20%	2.00%	(0.17)%	—	$6,148	51%
2005	$17.42	(0.01)[3]		2.14	2.13	—	(1.13)	(1.13)	$18.42	12.56%	2.01%	(0.04)%	—	$9,077	32%
2004	$17.06	(0.06)[3]		1.56	1.50	—	(1.14)	(1.14)	$17.42	9.08%	2.00%	(0.34)%	—	$11,981	22%
2003	$15.85	(0.04)[3]		1.25	1.21	—	—	—	$17.06	7.63%	2.02%	(0.27)%	—	$11,865	29%
2002	$20.19	(0.11)		(3.31)	(3.42)	—	(0.92)	(0.92)	$15.85	(17.83)%	1.98%	(0.57)%	—	$11,849	3%

Louisiana Municipal Income Fund—Class A Shares
2007[a]	$10.76	0.20		—	0.20	(0.19)	(0.03)	(0.22)	$10.74	1.85%	0.78%[7]	3.70%[7]	0.33%[7]	$54,844	32%
2006	$11.26	0.40		(0.17)	0.23	(0.40)	(0.33)	(0.73)	$10.76	2.19%	0.77%	3.64%	0.36%	$60,324	10%
2005	$11.36	0.46		(0.07)	0.39	(0.46)	(0.03)	(0.49)	$11.26	3.49%	0.76%	3.98%	0.34%	$75,298	53%
2004	$11.21	0.48		0.17	0.65	(0.47)	(0.03)	(0.50)	$11.36	5.88%	0.75%	4.20%	0.33%	$78,288	11%
2003	$11.40	0.50		(0.12)	0.38	(0.50)	(0.07)	(0.57)	$11.21	3.33%	0.74%	4.36%	0.33%	$81,468	9%
2002	$11.33	0.51	[4]	0.07 [4]	0.58	(0.51)	(0.00)[6]	(0.51)	$11.40	5.32%	0.71%	4.59%[4]	0.33%	$84,361	10%

Louisiana Municipal Income Fund—Class B Shares
2007[a]	$10.77	0.15		—	0.15	(0.14)	(0.03)	(0.17)	$10.75	1.43%	1.63%[7]	2.85%[7]	0.23%[7]	$2,543	32%
2006	$11.27	0.30		(0.16)	0.14	(0.31)	(0.33)	(0.64)	$10.77	1.32%	1.62%	2.79%	0.26%	$2,672	10%
2005	$11.37	0.36		(0.07)	0.29	(0.36)	(0.03)	(0.39)	$11.27	2.60%	1.61%	3.13%	0.24%	$3,342	53%
2004	$11.21	0.38		0.19	0.57	(0.38)	(0.03)	(0.41)	$11.37	5.08%	1.60%	3.35%	0.23%	$3,569	11%
2003	$11.40	0.40		(0.12)	0.28	(0.40)	(0.07)	(0.47)	$11.21	2.47%	1.59%	3.51%	0.23%	$4,127	9%
2002[5]	$11.36	0.34	[4]	0.05 [4]	0.39	(0.35)	(0.00)[6]	(0.35)	$11.40	3.60%	1.59%[7]	3.76%[4,7]	0.23%[7]	$2,824	10%

Mid Cap Equity Fund—Class A Shares
2007[a]	$17.70	0.03	[3]	2.03	2.06	— [6]	(1.94)	(1.94)	$17.82	12.24%	1.27%[7]	0.36%[7]	—	$138,527	15%
2006	$17.70	0.02	[3]	0.82	0.84	(0.04)	(0.80)	(0.84)	$17.70	4.97%	1.30%	0.13%	—	$132,247	50%
2005	$14.39	0.03	[3]	4.00	4.03	—	(0.72)	(0.72)	$17.70	28.80%	1.36%	0.20%	—	$123,321	37%
2004	$12.92	(0.02)[3]		1.56	1.54	—	(0.07)	(0.07)	$14.39	12.01%	1.45%	(0.14)%	—	$74,783	51%
2003	$11.46	(0.05)[3]		1.51	1.46	—	—	—	$12.92	12.74%	1.55%	(0.48)%	—	$59,735	25%
2002	$12.57	(0.02)		(1.01)	(1.03)	—	(0.08)	(0.08)	$11.46	(8.27)%	1.57%	(0.51)%	—	$42,545	12%

Mid Cap Equity Fund—Class B Shares
2007[a]	$16.62	(0.02)[3]		1.89	1.87	—	(1.94)	(1.94)	$16.55	11.85%	2.02%[7]	(0.41)%[7]	—	$3,559	15%
2006	$16.75	(0.10)[3]		0.77	0.67	—	(0.80)	(0.80)	$16.62	4.19%	2.05%	(0.62)%	—	$4,112	50%
2005	$13.75	(0.09)[3]		3.81	3.72	—	(0.72)	(0.72)	$16.75	27.85%	2.11%	(0.56)%	—	$5,025	37%
2004	$12.44	(0.12)[3]		1.50	1.38	—	(0.07)	(0.07)	$13.75	11.19%	2.20%	(0.89)%	—	$4,321	51%
2003	$11.12	(0.14)[3]		1.46	1.32	—	—	—	$12.44	11.87%	2.30%	(1.23)%	—	$3,795	25%
2002	$12.28	0.18		(1.26)	(1.08)	—	(0.08)	(0.08)	$11.12	(8.87)%	2.32%	(1.26)%	—	$3,450	12%

Total Return Bond Fund
2007[a]	$9.38	0.22		0.08	0.30	(0.21)	—	(0.21)	$9.47	3.21%	0.84%[7]	4.50%[7]	0.38%[7]	$39,355	31%
2006	$9.78	0.41	[3]	(0.38)	0.03	(0.43)	—	(0.43)	$9.38	0.37%	0.91%	4.33%	0.27%	$48,730	114%
2005	$9.89	0.38	[3]	(0.05)	0.33	(0.44)	—	(0.44)	$9.78	3.39%	0.98%	3.92%	0.41%	$53,319	123%
2004	$9.98	0.41	[3]	(0.05)	0.36	(0.45)	—	(0.45)	$9.89	3.72%	1.01%	4.08%	0.40%	$51,957	22%
2003	$10.15	0.45	[3]	(0.11)	0.34	(0.51)	—	(0.51)	$9.98	3.38%	1.01%	4.38%	0.40%	$48,563	20%
2002	$10.16	0.52	[3,8]	— [8]	0.52	(0.53)	—	(0.53)	$10.15	5.39%	1.01%	5.18%	0.30%	$47,428	0%

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Financial Highlights (continued)	Capital One Funds
February 28, 2007 (Unaudited)

(For a share outstanding throughout each period)

Year Ended August 31 ,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Ratios to Average Net Assets			Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate
											Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimburse- ment[2]
U.S. Government Income Fund
2007[a]	$9.82	0.23		0.07	0.30	(0.22)	—	(0.22)	$9.90	3.05%	0.65%[7]	4.61%[7]	0.34%[7]	$91,324	46%
2006	$10.07	0.44	[3]	(0.25)	0.19	(0.44)	—	(0.44)	$9.82	2.01%	0.73%	4.52%	0.34%	$88,710	114%
2005	$10.30	0.38	[3]	(0.16)	0.22	(0.45)	—	(0.45)	$10.07	2.14%	0.74%	3.74%	0.33%	$71,695	86%
2004	$10.30	0.38	[3]	0.03	0.41	(0.41)	—	(0.41)	$10.30	4.08%	0.70%	3.71%	0.31%	$82,231	29%
2003	$10.48	0.42	[3]	(0.11)	0.31	(0.49)	—	(0.49)	$10.30	3.01%	0.70%	3.97%	0.31%	$89,573	31%
2002	$10.30	0.61	[9]	0.13 [9]	0.74	(0.56)	—	(0.56)	$10.48	7.39%	0.69%	4.87%	0.31%	$85,093	39%

Cash Reserve Fund—Class A Shares
2007[a]	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.42%	0.50%[7]	4.83%[7]	0.40%[7]	$208,783	—
2006	$1.00	0.040		(0.000)[10]	0.040	(0.040)	—	(0.040)	$1.00	4.08%	0.53%	4.04%	0.41%	$179,836	—
2005	$1.00	0.019		(0.000)[10]	0.019	(0.019)	—	(0.019)	$1.00	1.97%	0.56%	1.89%	0.42%	$134,356	—
2004	$1.00	0.005		0.000 [10]	0.005	(0.005)	—	(0.005)	$1.00	0.55%	0.56%	0.55%	0.40%	$166,616	—
2003	$1.00	0.01		0.00 [6]	0.01	(0.01)	—	(0.01)	$1.00	0.80%	0.53%	0.81%	0.40%	$182,575	—
2002	$1.00	0.01		(0.00)[6]	0.01	(0.01)	—	(0.01)	$1.00	1.27%	0.84%	1.28%	0.06%	$212,320	—

Cash Reserve Fund—Class B Shares
2007[a]	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.34%	0.65%[7]	4.68%[7]	1.00%[7]	$403	—
2006	$1.00	0.039		(0.000)[10]	0.039	(0.039)	—	(0.039)	$1.00	3.92%	0.68%	3.86%	1.01%	$395	—
2005	$1.00	0.018		(0.000)[10]	0.018	(0.018)	—	(0.018)	$1.00	1.81%	0.71%	1.78%	1.02%	$387	—
2004	$1.00	0.001		0.001	0.004	(0.004)	—	(0.004)	$1.00	0.40%	0.71%	0.39%	1.00%	$417	—
2003	$1.00	0.01		0.00 [6]	0.01	(0.01)	—	(0.01)	$1.00	0.57%	0.89%	0.45%	0.79%	$677	—
2002	$1.00	0.01		(0.00)[6]	0.01	(0.01)	—	(0.01)	$1.00	0.84%	1.30%	0.81%	0.35%	$696	—

U.S. Treasury Money Market Fund
2007[a]	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.28%	0.57%[7]	4.57%[7]	0.10%[7]	$121,158	—
2006	$1.00	0.036		(0.000)[10]	0.036	(0.036)	—	(0.036)	$1.00	3.69%	0.62%	3.57%	0.03%	$156,318	—
2005	$1.00	0.017		(0.000)[10]	0.017	(0.017)	—	(0.017)	$1.00	1.69%	0.70%	1.74%	—	$204,027	—
2004	$1.00	0.003		—	0.003	(0.003)	—	(0.003)	$1.00	0.34%	0.66%	0.34%	—	$152,264	—
2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	0.62%	0.65%	0.61%	—	$221,334	—
2002	$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	1.38%	0.62%	1.37%	—	$193,535	—

a	Six Months Ended February 28, 2007 (Unaudited).

1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

3	Based on average shares outstanding.

4	Effective September 1, 2001 the Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002, this change had no effect on net investment income per share or on net realized and unrealized gain/loss per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares.

5	Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.

6	Represents less than $0.01.

7	Computed on an annualized basis.

8	Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%.

9	Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%.

10	Represents less than $0.001.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Shareholder Expense Example	Capital One Funds
February 28, 2007 (Unaudited)

As a shareholder of the Capital One Funds (“Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. These examples is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 through February 28, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expense for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do this, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period[1]
Capital One Capital Appreciation Fund
Actual
Class A Shares	$1,000	$1,081.60	$6.35
Class B Shares	$1,000	$1,077.30	$10.20
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.70	$6.16
Class B Shares	$1,000	$1,014.98	$9.89
Capital One Louisiana Municipal Income Fund
Actual
Class A Shares	$1,000	$1,018.50	$3.90
Class B Shares	$1,000	$1,014.30	$8.14
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,020.93	$3.91
Class B Shares	$1,000	$1,016.71	$8.15
Capital One Mid Cap Equity Fund
Actual
Class A Shares	$1,000	$1,122.40	$6.68
Class B Shares	$1,000	$1,118.50	$10.61
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.50	$6.36
Class B Shares	$1,000	$1,014.78	$10.09

Semi-Annual Report

Shareholder Expense Example, continued	Capital One Funds
February 28, 2007 (Unaudited)

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period[1]
Capital One Total Return Bond Fund
Actual	$1,000	$1,032.10	$4.23
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.63	$4.21
Capital One U.S. Government Income Fund
Actual	$1,000	$1,030.50	$3.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.57	$3.26
Capital One Cash Reserve Fund
Actual
Class A Shares	$1,000	$1,024.20	$2.51
Class B Shares	$1,000	$1,023.40	$3.26
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,022.32	$2.51
Class B Shares	$1,000	$1,021.57	$3.26
Capital One U.S. Treasury Money Market Fund
Actual	$1,000	$1,022.80	$2.86
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.97	$2.86

1	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios were as follows:

Funds Annualized Expense Ratio
Capital One Capital Appreciation Fund
Class A Shares	1.23%
Class B Shares	1.98%
Capital One Louisiana Municipal Income Fund
Class A Shares	0.78%
Class B Shares	1.63%
Capital One Mid Cap Equity Fund
Class A Shares	1.27%
Class B Shares	2.02%
Capital One Total Return Bond Fund	0.84%
Capital One U.S. Government Income Fund	0.65%
Capital One Cash Reserve Fund
Class A Shares	0.50%
Class B Shares	0.65%
Capital One U.S. Treasury Money Market Fund	0.57%

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments Summary Table	Capital One Funds
February 28, 2007 (Unaudited)

CAPITAL APPRECIATION FUND

At February 28, 2007, the Fund’s sector composition was as follows:

Sector	Percentage of Total Net Assets
Finance	16.7%
Electronic Technology	12.3%
Energy Minerals	10.3%
Health Technology	7.5%
Consumer Non-Durables	7.2%
Producer Manufacturing	6.1%
Retail Trade	5.0%
Technology Services	4.8%
Distribution Services	4.7%
Consumer Services	3.9%
Insurance	3.6%
Communications	3.1%
Exchange Traded Funds	2.6%
Transportation	2.2%
Health Services	1.7%
Non-Energy Minerals	1.5%
Human Resources	1.1%
Industrial Services	1.0%
Utilities	1.0%
Commercial Services	1.0%
Process Industrials	0.7%
Consumer Durables	0.6%
Cash Equivalents[1]	1.3%
Other Assets And Liabilities-Net[2]	0.1%
TOTAL	100.0%

[1]	Cash Equivalents include any investments in money market mutual funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS—96.0%
	Commercial Services— 1.0%
58,100	Donnelley (R.R.) & Sons Co.	$2,102,058

	Communications— 3.1%
94,800	AT&T, Inc.	3,488,640
86,100	Verizon Communications	3,222,723

	Total	6,711,363

	Consumer Durables— 0.6%
176,800	Ford Motor Co.	1,400,256

	Consumer Non-Durables— 7.2%
32,100	Altria Group, Inc.	2,705,388
68,800	Colgate-Palmolive Co.	4,634,368
33,600	Estee Lauder Cos., Inc., Class A	1,608,768
73,400	Kraft Foods, Inc.	2,342,928
70,700	PepsiCo, Inc.	4,464,705

	Total	15,756,157

	Consumer Services— 3.9%
74,300	McDonald’s Corp.	3,248,396
153,000	Walt Disney Co.	5,241,780

	Total	8,490,176

	Distribution Services— 4.7%
19,200	(1) Avnet, Inc.	702,144
45,900	Grainger (W.W.), Inc.	3,541,185
108,400	McKesson HBOC, Inc.	6,044,384

	Total	10,287,713

	Electronic Technology— 12.3%
52,000	(1) Apple Computer, Inc.	4,399,720
194,820	(1) Cisco Systems, Inc.	5,053,631
110,200	Hewlett-Packard Co.	4,339,676
65,000	(1) MEMC Electronic Materials, Inc.	3,352,050
120,800	National Semiconductor Corp.	3,094,896
69,400	Northrop Grumman Corp.	4,986,390
59,700	Texas Instruments, Inc.	1,848,312

	Total	27,074,675

	Energy Minerals— 10.3%
17,800	Anadarko Petroleum Corp.	716,094
30,600	Apache Corp.	2,097,018
81,500	ConocoPhillips	5,331,730
91,100	Exxon Mobil Corp.	6,530,048
27,500	ONEOK, Inc.	1,145,650
68,800	Public Service Enterprise Group, Inc.	5,153,120
29,500	Valero Energy Minerals Corp.	1,700,675

	Total	22,674,335

	Finance— 16.7%
105,700	Bank of America Corp.	5,376,959
23,000	Bear Stearns Cos., Inc.	3,501,520
16,500	Boston Properties, Inc.	1,981,650
110,000	Citigroup, Inc.	5,544,000
42,900	Countrywide Financial Corp.	1,642,212
17,400	Goldman Sachs Group, Inc.	3,507,840
73,500	J.P. Morgan Chase & Co.	3,630,900
45,400	Merrill Lynch & Co., Inc.	3,799,072
34,700	Prudential Financial, Inc.	3,155,618
54,700	SunTrust Banks, Inc.	4,611,757

	Total	36,751,528

	(1) Health Services— 1.7%
48,000	Wellpoint, Inc.	3,810,720

	Health Technology— 7.5%
18,300	AmerisourceBergen Corp.	963,861
42,400	(1) Amgen, Inc.	2,724,624
32,300	Becton, Dickinson & Co.	2,454,477
85,100	Johnson & Johnson, Inc.	5,365,555
86,800	Merck & Co., Inc.	3,833,088
48,700	Pfizer, Inc.	1,215,552

	Total	16,557,157

	Human Resources— 1.1%
31,200	Manpower, Inc.	2,318,160

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

CAPITAL APPRECIATION FUND (Continued)

Shares		Value
	COMMON STOCKS — continued
	(1) Industrial Services— 1.0%
45,900	McDermott International, Inc.	$2,212,380

	Insurance— 3.6%
86,634	Chubb Corp.	4,422,666
66,300	Travelers Cos., Inc.	3,365,388

	Total	7,788,054

	Non-Energy Minerals— 1.5%
26,100	Phelps Dodge Corp.	3,260,151

	Process Industrials— 0.7%
30,400	Monsanto Co.	1,601,776

	Producer Manufacturing— 6.1%
88,300	Emerson Electric Co.	3,804,847
65,000	General Electric Co.	2,269,800
13,600	(1) Genlyte Group, Inc.	943,704
38,250	PACCAR, Inc.	2,657,992
43,200	The Dow Chemical Co.	1,892,160
22,000	VF Corp.	1,755,820

	Total	13,324,323

	Retail Trade— 5.0%
32,100	Best Buy Co., Inc.	1,491,687
65,800	CVS Corp.	2,066,778
21,900	(1) Kohl’s Corp.	1,510,881
43,300	Penney (J.C.) Co., Inc.	3,512,063
86,800	TJX Cos., Inc.	2,387,000

	Total	10,968,409

	Technology Services— 4.8%
44,000	(1) Computer Sciences Corp.	2,328,920
3,500	(1) Google, Inc.	1,573,075
52,300	(1) Intuit, Inc.	1,543,373
129,100	Microsoft Corp.	3,636,747
90,700	(1) Oracle Corp.	1,490,201

	Total	10,572,316

	Transportation— 2.2%
34,700	FedEx Corp.	3,962,046
20,000	Norfolk Southern Corp.	948,000

	Total	4,910,046

	Utilities— 1.0%
34,700	FirstEnergy Corp.	2,171,179

	TOTAL COMMON STOCKS
	(identified cost $144,433,571)	210,742,932

	MUTUAL FUNDS—3.9%
2,946,307	(2) Fidelity Institutional Cash Treasury
	Money Market Fund, 5.11%	2,946,307
40,000	S&P 500 Depositary Receipt	5,638,000

	TOTAL MUTUAL FUNDS
	(identified cost $8,719,371)	8,584,307

	TOTAL INVESTMENTS — 99.9%
	(identified cost $153,152,942)	219,327,239

	OTHER ASSETS AND LIABILITIES-NET — 0.1%	133,158

	TOTAL NET ASSETS — 100.0%	$219,460,397

(1)	Non-income producing security

(2)	Rate disclosed is as of February 28, 2007.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments Summary Table	Capital One Funds
February 28, 2007 (Unaudited)

LOUISIANA MUNICIPAL FUND

At February 28, 2007, the Fund’s sector composition was as follows:

Security Type	Percentage of Total Net Assets
Local Government - Revenue	40.3%
Local Government - General Obligations	34.2%
Higher Education	9.3%
Industrial Revenue	8.9%
Housing Revenue	7.0%
Public Power Revenue	1.8%
Hospital Revenue	1.7%
Cash Equivalents[1]	0.8%
Other Assets And Liabilities-Net[2]	-4.0%

TOTAL	100.0%

[1]	Cash Equivalents include any investments in money market mutual funds.
[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

LOUISIANA MUNICIPAL FUND

Principal Amount		Value
	(1) MUNICIPAL BONDS—103.2%
	Louisiana— 103.2%
	Caddo Parish, LA, Parishwide School District, GO
$475,000	(3) 5.00%, (CIFG INS), (Original Issue Yield: 3.68%), 3/1/2011	$497,952
500,000	(3) 5.00%, (CIFG INS), (Original Issue Yield: 3.68%), 3/1/2012	529,350
525,000	(3) 5.00%, (CIFG INS), (Original Issue Yield: 3.75%), 3/1/2013	561,031
555,000	(3) 5.00%, (CIFG INS), (Original Issue Yield: 3.77%), 3/1/2014	598,651
1,070,000	Series A
	5.250%, (FSA INS), (Original Issue Yield: 3.86%), 3/1/2015	1,176,411
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50%, (AMBAC INS), 11/1/2019	1,012,470
1,000,000	East Baton Rouge Parish, LA, LT GO, 4.25%, (FSA INS), (Original Issue Yield: 4.39%), 5/1/2018	1,017,380
250,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00%, (FGIC INS), (Original Issue Yield: 4.72%), 2/1/2013	256,743
1,680,000	East Baton Rouge Parish, LA, Revenue Bonds, 4.50%, (MBIA INS), (Original Issue Yield: 4.50%), 2/1/2013	1,754,054
250,000	East Baton Rouge Parish, LA, Sales Tax Revenue, Public Improvement, (Series ST-B), 5.00%, (AMBAC INS), (Original Issue Yield: 3.80%), 2/1/2014	269,450
145,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds, (Series B), 5.40%, (GNMA/FNMA COLs), 10/1/2025	145,120
1,265,000	East Baton Rouge, LA, Sewer Commission, (Series A), 5.00%, (FSA INS), (Original Issue Yield: 4.05%), 2/1/2015	1,367,376
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	1,393,054
1,055,000	Iberville Parish, LA School District Number 005 UT GO, 5.00%, (FSA INS), (Original Issue Yield: 4.13%), 10/1/2008	1,075,404
	Jefferson Davis Parish, LA, Registered Sales Tax District No 1,
430,000	(3) 5.00%, (CIFG INS), (Original Issue Yield: 3.72%), 2/1/2012	454,845
455,000	(3) 5.00%, (CIFG INS), (Original Issue Yield: 3.75%), 2/1/2013	485,826
855,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, (Series A), AMT , 6.15%, (FNMA/GNMA COLs), 6/1/2028	865,055
700,000	Jefferson Parish, LA, School Board Sales & Use Tax Revenue, Refunding Bonds, 5.10%, (FSA INS), (Original Issue Yield: 5.10%), 3/1/2010	622,293
1,000,000	Jefferson Parish, LA, School Board, Revenue Bonds, 3.75%, (AMBAC INS), (Original Issue Yield: 3.24%), 2/1/2010	1,000,120
680,000	Jefferson, LA, Sales Tax District Special Sales Tax Revenue, (Series B), 5.75%, (AMBAC INS), (Original Issue Yield: 5.20%), 12/1/2014	749,326
500,000	Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50%, (FGIC INS), (Original Issue Yield: 4.85%), 4/1/2013	510,865
	Lafayette, LA Public Improvement Sales Tax,
1,005,000	(Series C)
	5.000%, (AMBAC INS), (Original Issue Yield: 3.74%), 5/1/2015	1,092,546
1,500,000	(Series A)
	5.625%, (FGIC INS), (Original Issue Yield: 5.69%), 3/1/2025	1,604,970
1,000,000	Lafayette, LA Public Power Authority Electric Revenue Bonds, (Series B), 5.00%, (AMBAC INS), (Original Issue Yield: 3.22%), 11/1/2011	1,051,560
185,000	Louisiana HFA, SFM Revenue Bonds, (Series 2005A), 4.30%, (GNMA Collateralized Home Mortgage Program COL), 12/1/2017	188,611
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority Revenue, 5.00%, (Livingston Parish Road Project), (AMBAC GTD), (Original Issue Yield: 4.40%), 3/1/2017	1,086,200
1,835,000	Louisiana Local Government Environmental Facilities Community Development Authority, 5.50%, (MBIA INS), (Original Issue Yield: 3.61%), 12/1/2012	1,995,361
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00%, (MBIA INS), (Original Issue Yield: 5.04%), 12/1/2032	1,565,790

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

LOUISIANA MUNICIPAL FUND (Continued)

Principal Amount		Value
	(1) MUNICIPAL BONDS — continued
	Louisiana — continued
$1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, (Series A), 5.20%, (AMBAC INS), (Original Issue Yield: 5.30%), 6/1/2031	$1,065,900
750,000	Louisiana PFA, 4.50%, (Original Issue Yield: 3.65%), 10/15/2010	754,658
215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00%, (Louisiana Health System Corporate Project), (FSA INS), (Original Issue Yield: 5.10%), 10/1/2013	222,923
1,000,000	Louisiana PFA, Refunding Revenue Bonds, (Series A), 5.00%, (Tulane University, LA), (AMBAC INS), (Original Issue Yield: 5.15%), 7/1/2022	1,046,880
1,000,000	Louisiana PFA, Revenue Bonds, 5.00%, (FSA INS), (Original Issue Yield: 5.38%), 8/1/2017	1,035,230
	Louisiana PFA, Revenue Refunding Bonds
1,000,000	5.45%, (AMBAC INS), (Original Issue Yield: 5.45%), 2/1/2013	1,006,540
1,820,000	(Series A)
	6.75%, (Bethany Home Project), (FHA GTD), 8/1/2025	1,822,439
1,045,000	5.13%, (Tulane University, LA), (Original Issue Yield: 5.25%), 7/1/2027	1,096,727
1,000,000	(2)(4) Louisiana Stadium & Expo District Revenue, Refunding Bonds, (Series C), 3.52% , (FGIC INS), 7/1/2036	1,000,000
	Louisiana State Office Facilities, Refunding Revenue Bonds
1,000,000	4.70%, (MBIA INS), (Original Issue Yield: 4.79%), 11 /1/2022	1,032,490
1,000,000	4.75%, (MBIA INS), (Original Issue Yield: 4.88%), 11 /1/2023	1,033,730
1,000,000	Louisiana State Transportation Authority Toll Revenue, Revenue Bonds, 5.00%, (Original Issue Yield: 3.18%), 9/1/2009	1,027,360
655,000	Louisiana State University and Agricultural and Mechanical College Board, (Auxiliary Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 3.76%), 7/1/2015	710,465
750,000	Louisiana State University and Agricultural and Mechanical College Board, Refunding Revenue Bonds, (Auxiliary Series A), 4.00%, (AMBAC INS), (Original Issue Yield: 3.47%), 7/1/2012 Louisiana State, GO,	759,518
2,500,000	(Series C)
	5.000%, (FSA INS), (Original Issue Yield: 3.83%), 5/1/2015	2,717,775
1,000,000	(Series B)
	5.000%, (CIFG INS), (Original Issue Yield: 4.26%), 7/15/2015	1,084,950
1,000,000	(Series A)
	5.000%, (FGIC INS), (Original Issue Yield: 5.23%), 11/15/2015	1,047,320
1,500,000	(Series C)
	5.000%, (FSA INS), (Original Issue Yield: 3.88%), 5/1/2016	1,640,445
970,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25%, (United States Treasury/REFCO Strips COL), (Original Issue Yield: 6.518%), 1/15/2011	1,048,260
1,455,000	(4) New Orleans, LA, LT GO, 3.00%, (MBIA INS), (Original Issue Yield: 2.82%), 3/1/2007	1,454,964
	Ouachita Parish, LA, East Ouachita Parish School District, GO UT
790,000	5.75%, (FGIC INS), (Original Issue Yield: 5.78%), 3/1/2020	837,439
780,000	5.75%, (FGIC INS), (Original Issue Yield: 5.81%), 3/1/2021	826,839
1,020,000	5.75%, (FGIC INS), (Original Issue Yield: 5.85%), 3/1/2024	1,081,251
	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds
85,000	3.00%, (MBIA INS), (Original Issue Yield: 2.79%), 3/1/2007	84,998
85,000	(4) 3.25%, (MBIA INS), (Original Issue Yield: 2.94%), 3/1/2008	84,587
90,000	3.25%, (MBIA INS), (Original Issue Yield: 3.12%), 3/1/2009	89,094
575,000	4.00%, (MBIA INS), (Original Issue Yield: 3.54%), 3/1/2011	581,112
1,060,000	Plaquemines Parish LA, Law Enforcement District, GO UT, 4.00%, (FGIC INS), (Original Issue Yield: 3.70%), 3/1/2009	1,063,350
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.88%, (AMBAC INS), (Original Issue Yield: 5.95%), 9/1/2029	2,667,250
870,000	Shreveport, LA, GO UT, (Series A), 4.00%, (Original Issue Yield: 4.03%), 11/1/2012	876,325

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

LOUISIANA MUNICIPAL FUND

Principal Amount		Value
	(1) MUNICIPAL BONDS — continued
	Louisiana — continued
$1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, (FGIC INS), 3/1/2017	$1,026,400
815,000	Shreveport, LA, Water & Sewer, (Series C), 4.00%, (FGIC INS), (Original Issue Yield: 3.80%), 6/1/2014	824,959
500,000	State Charles Parish, LA, Consolidated Waterworks & Wastewater District No. 1, (Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 4.07%), 7/1/2019	545,525
1,000,000	State Tammany Parish, LA, Sales Tax, Jail, 5.00%, (CIFG INS), (Original Issue Yield: 3.98%), 4/1/2018	1,099,480

	TOTAL MUNICIPAL BONDS (identified cost $58,050,055)	$59,224,997

Shares
	(2) MUTUAL FUND—0.8%
481,460	(4) Goldman Sachs ILA Tax-Free Instruments, 3.52%	481,460

	TOTAL INVESTMENTS — 104.0% (identified cost $58,531,516)	59,706,457

	OTHER ASSETS AND LIABILITIES-NET — (4.0)%	(2,319,309)

	NET ASSETS — 100.0%	$57,387,148

(1)	Securities that are subject to the federal alternative minimum tax (AMT) represent 1.45% of the Fund’s portfolio calculated based upon total market value.

(2)	Rate disclosed is as of February 28, 2007.

(3)	Represents a security purchased on a when-issued basis. At February 28, 2007, total cost of investments purchased on a when-issued basis was $3,123,199.

(4)	Represents that all or a portion of the security was pledged as collateral for the securities on a when-issued basis.

AMBAC	American Municipal Bond Insurance Corp.

AMT	Subject to alternative minimum tax

CIFG	County IXIS Financial Guaranty

COL	Collateralized

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Federal Security Assurance

GNMA	Government National Mortgage Association

GO	General Obligation

GTD	Guaranteed

HFA	Housing Finance Authority

IDB	Industrial Development Bond

INS	Insured LT Limited Tax

MBIA	Municipal Bond Insurance Organization

PFA	Public Facility Authority

SFM	Single Family Mortgage

UT	Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments Summary Table	Capital One Funds
February 28, 2007 (Unaudited)

MID CAP EQUITY FUND

At February 28, 2007, the Fund’s sector composition was as follows:

Sector	Percentage of Total Net Assets
Finance	16.7%
Retail Trade	8.8%
Utilities	7.8%
Electronic Technology	7.2%
Producer Manufacturing	6.4%
Health Technology	5.9%
Energy Minerals	5.1%
Technology Services	4.8%
Commercial Services	4.3%
Non-Energy Minerals	4.0%
Transportation	3.7%
Distribution Services	3.4%
Consumer Non-Durables	3.2%
Industrial Services	3.1%
Process Industrials	2.9%
Consumer Services	1.7%
Computer Services	1.6%
Health Services	1.5%
Banks	1.2%
Insurance	1.1%
Airlines	0.8%
Publishing	0.7%
Communications	0.5%
Consumer Durables	0.2%
Cash Equivalents[1]	3.0%
Other Assets And Liabilities-Net[2]	0.4%

TOTAL	100.0%

[1]	Cash Equivalents include any investments in money market mutual funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

MID CAP EQUITY FUND

Shares		Value
	COMMON STOCKS—96.6%
	(1) Airlines— 0.8%
28,900	Continental Airlines, Inc., Class B	$1,144,440

	Banks— 1.2%
28,900	Comerica, Inc.	1,745,271

	Commercial Services— 4.3%
13,890	(1) Dun & Bradstreet Corp.	1,226,209
40,500	Ikon Office Solutions, Inc.	566,190
112,400	(1) MPS Group, Inc.	1,609,568
44,400	SEI Investments Co.	2,683,980

	Total	6,085,947

	Communications— 0.5%
5,980	CenturyTel, Inc.	267,605
7,620	Telephone and Data System, Inc.	424,358

	Total	691,963

	(1) Computer Services— 1.6%
38,500	Humana, Inc.	2,303,840

	Consumer Durables— 0.2%
9,600	Newell Rubbermaid, Inc.	293,952

	Consumer Non-Durables— 3.2%
34,700	American Greetings Corp., Class A	812,674
4,800	Brown-Forman Corp., Class B	314,400
31,000	(1) Coach, Inc.	1,463,200
29,700	Hormel Foods Corp.	1,084,050
19,200	International Flavors & Fragrances, Inc.	898,560

	Total	4,572,884

	Consumer Services— 1.7%
42,200	Bob Evans Farms, Inc.	1,525,952
77,000	Service Corp. International	903,210

	Total	2,429,162

	Distribution Services— 3.4%
72,100	(1) Avnet, Inc.	2,636,697
6,280	CDW Corp.	389,862
9,600	Grainger (W.W.), Inc.	740,640
51,700	(1) Ingram Micro, Inc., Class A	1,004,531

	Total	4,771,730

	Electronic Technology— 7.2%
44,769	Harris Corp.	2,197,262
24,000	Imation Corp.	998,640
31,880	(1) MEMC Electronic Materials, Inc.	1,644,052
38,500	(1) Micrel, Inc.	448,910
95,980	Microchip Technology, Inc.	3,416,888
12,500	(1) Sequa Corp., Class A	1,532,500

	Total	10,238,252

	Energy Minerals— 5.1%
39,400	(1) Newfield Exploration Co.	1,702,868
49,900	Tesoro Petroleum Corp.	4,547,886
19,200	(1) Unit Corp.	939,840

	Total	7,190,594

	Finance— 16.7%
56,200	American Capital Strategies Ltd.	2,499,776
48,100	Assurant, Inc.	2,570,945
31,000	Bank of Hawaii Corp.	1,603,320
86,600	(1) CB Richard Ellis Services, Inc.	2,885,512
14,800	Edwards (AG), Inc.	950,308
41,400	Hospitality Properties Trust, REIT	1,907,298
145,700	HRPT Properties Trust, REIT	1,882,444
39,500	IndyMac Bancorp, Inc.	1,356,035
7,100	Jones Lang LaSalle, Inc.	751,535
22,800	Ohio Casualty Corp.	679,896
48,100	Plum Creek Timber Co., Inc.	1,907,646
22,480	PMI Group, Inc.	1,053,638
18,230	Radian Group, Inc.	1,047,313
4,900	Reinsurance Group of America	279,692
23,100	Ryder System, Inc.	1,188,264
28,400	Wilmington Trust Corp.	1,210,692

	Total	23,774,314

	(1) Health Services— 1.5%
62,500	Amerigroup Corp.	2,067,500

	Health Technology— 5.9%
67,100	Applera Corp.	2,072,048
15,500	(1) Charles River Laboratories International, Inc.	710,675
19,200	Hillenbrand Industries, Inc.	1,148,160
48,100	(1) ImClone Systems, Inc.	1,385,761
18,920	Mylan Laboratories, Inc.	400,536
28,900	(1) Techne Corp.	1,627,648
24,300	(1) Varian Medical Systems, Inc.	1,116,585

	Total	8,461,413

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

MID CAP EQUITY FUND (Continued)

Shares		Value
	COMMON STOCKS — continued
	Industrial Services— 3.1%
48,100	(1) Allied Waste Industries, Inc.	$616,642
34,700	BJ Services Co.	929,613
6,700	Fluor Corp.	565,949
38,500	Granite Construction, Inc.	2,247,630

	Total	4,359,834

	Insurance— 1.1%
43,350	American Financial Group, Inc.	1,517,250

	Non-Energy Minerals— 4.0%
22,200	Florida Rock Industries, Inc.	1,495,836
55,800	Louisiana-Pacific Corp.	1,151,712
80,000	Steel Dynamics, Inc.	3,019,200

	Total	5,666,748

	Process Industrials— 2.9%
46,800	Airgas, Inc.	1,931,436
77,000	Celanese Corp.	2,200,660

	Total	4,132,096

	Producer Manufacturing— 6.4%
28,900	Cummins, Inc.	3,892,252
8,870	(1) Energizer Holdings, Inc.	762,111
9,460	Johnson Controls, Inc.	887,348
57,700	Joy Global, Inc.	2,558,418
31,700	(1) TRW Automotive Holdings Corp.	965,582

	Total	9,065,711

	(1) Publishing— 0.7%
28,900	Scholastic Corp.	1,005,431

	Retail Trade— 8.8%
32,110	Abercrombie & Fitch Co., Class A	2,510,039
79,350	American Eagle Outfitters, Inc.	2,463,818
59,300	Circuit City Stores, Inc.	1,128,479
48,100	Mattel, Inc.	1,251,081
39,100	Mens Wearhouse, Inc.	1,731,348
38,500	(1) NetFlix, Inc.	867,405
40,790	Ross Stores, Inc.	1,336,688
16,970	Ruddick Corp.	480,760
38,500	Steelcase, Inc., Class A	747,670

	Total	12,517,288

	Technology Services— 4.8%
33,700	(1) Akamai Technologies, Inc.	1,737,909
43,300	(1) BMC Software, Inc.	1,336,238
38,000	Global Payments, Inc.	1,461,860
92,600	(1) Sybase, Inc.	2,314,074

	Total	6,850,081

	Transportation— 3.7%
33,700	Con-way, Inc.	1,654,670
56,900	OMI Corp.	1,267,163
45,500	Tidewater, Inc.	2,364,635

	Total	5,286,468

	Utilities— 7.8%
48,100	Allete, Inc.	2,252,523
47,400	Energen Corp.	2,297,952
82,150	MDU Resources Group, Inc.	2,171,225
19,200	(1) NRG Energy, Inc.	1,271,808
24,000	Pinnacle West Capital Corp.	1,138,080
24,080	Questar Corp.	2,026,091

	Total	11,157,679

	TOTAL COMMON STOCKS
	(identified cost $106,088,323)	137,329,848

	(2) MUTUAL FUNDS—3.0%
4,206,756	Fidelity Institutional Cash Treasury Money Market Fund, 5.11%	4,206,756

	TOTAL INVESTMENTS — 99.6%
	(identified cost $110,295,079)	141,536,604

	OTHER ASSETS AND LIABILITIES-NET — 0.4%	549,406

	TOTAL NET ASSETS — 100.0%	$142,086,010

(1)	Non-income producing security

(2)	Rate disclosed is as of February 28, 2007.

REIT	Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments Summary Table	Capital One Funds
February 28, 2007 (Unaudited)

TOTAL RETURN BOND FUND

At February 28, 2007, the Fund’s sector composition was as follows:

Security Type	Percentage of Total Net Assets
Mortgage-Backed Securities[1]	37.3%
Collateralized Mortgage Obligations	19.4%
Government Agencies	17.4%
Corporate Bonds	14.3%
U.S. Treasury Obligations	7.4%
Cash Equivalents[2]	3.4%
Other Assets And Liabilities-Net[3]	0.8%

TOTAL	100.0%

[1]	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

[2]	Cash Equivalents include any investments in money market mutual funds.

[3]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

TOTAL RETURN BOND FUND

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—19.4%
	Banks— 12.8%
$1,000,000	Banc of America Commercial Mortgage Inc. 2004-6, Class A2, 4.16%, 12/10/2042	$976,732
2,000,000	(1)Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, Class A4, 5.36% , 1/15/2046	2,021,891
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, Class A2, 5.56%, 10/15/2048	2,032,613

	Total	5,031,236

	Finance— 6.6%
1,500,000	(1)Citigroup Commercial Mortgage Trust 2006-C4, Class A3, 5.72% , 3/15/2049	1,555,936
1,000,000	Morgan Stanley Capital I 2006-HQ9, Class A4, 5.73%, 7/12/2044	1,031,755

	Total	2,587,691

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(identified cost $7,489,745)	7,618,927

	CORPORATE BONDS—14.3%
	Airlines— 1.3%
500,000	Southwest Airlines Co., 6.50%, 3/1/2012	525,430

	Communications— 1.3%
475,000	Verizon Communications, Sr. Note, 6.50%, 9/15/2011	496,137

	Communications-Telecom Wireless— 1.5%
625,000	Verizon Virginia, Inc., 4.63%, 3/15/2013	597,655

	Consumer Non-Durables— 0.2%
75,000	Kraft Foods, Inc., Note, 5.25%, 6/1/2007	74,956

	Finance— 9.0%
500,000	American International Group, Inc., 5.05%, 10/1/2015	496,258
600,000	International Lease Finance Corp., Sr. Note, 5.00%, 4/15/2010	598,817
1,150,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	1,104,459
900,000	Petrobras International Finance, Sr. Note, 9.75%, 7/6/2011	1,060,650
275,000	Washington Mutual Bank, 5.13%, 1/15/2015	267,210

	Total	3,527,394

	Foreign-Local-Govt— 0.4%
175,000	Ontario, Province of, Note, 4.50%, 2/3/2015	171,267

	Health Technology— 0.6%
225,000	Genentech, Inc., Note, 4.75%, 7/15/2015	218,562

	TOTAL CORPORATE BONDS
	(identified cost $5,607,290)	5,611,401

	GOVERNMENT AGENCIES—17.4%
	Federal Farm Credit Bank— 4.5%
1,750,000	5.10%, 8/5/2013	1,776,808
	Federal Home Loan Bank— 7.6%
2,985,000	5.00%, 9/9/2011	3,010,146
	Federal National Mortgage Association— 5.3%
1,000,000	5.25%, 1/15/2009	1,007,547
1,000,000	7.13%, 6/15/2010	1,071,200
	TOTAL GOVERNMENT AGENCIES
	(identified cost $6,762,603)	6,865,701

	(2) MORTGAGE BACKED SECURITIES—37.3%
	Federal Home Loan Mortgage Corporation 15 Year— 1.6%
527,424	Pool E98632
	5.00%, 8/1/2018	521,759
118,574	Pool J02830
	5.00%, 6/1/2021	117,001
	Federal Home Loan Mortgage Corporation 30 Year— 4.3%
559,600	Pool A39201
	5.50%, 11/1/2035	555,991
1,132,574	Pool G08003
	6.00%, 7/1/2034	1,145,698
	Federal National Mortgage Association 15 Year— 9.2%
1,884,263	Pool 886696
	4.50%, 8/1/2021	1,826,872
886,293	Pool 831124
	5.00%, 11/1/2020	875,131
526,634	Pool 850142
	5.50%, 12/1/2020	528,277

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

TOTAL RETURN BOND FUND (Continued)

Principal Amount		Value
$74,213	Pool 256077
	6.00%, 1/1/2021	$75,438
	MORTGAGE BACKED SECURITIES — continued
	Federal National Mortgage Association — continued
320,212	Pool 848931
	6.00%, 1/1/2021	325,496
	Federal National Mortgage Association 30 Year— 18.7%
906,056	Pool 830766
	5.00%, 8/1/2035	880,689
1,359,902	Pool 797659
	5.00%, 9/1/2035	1,321,828
896,880	Pool 832443
	5.00%, 9/1/2035	871,770
1,191,931	Pool 725946
	5.50%, 11/1/2034	1,184,763
2,185,650	Pool 817423
	5.50%, 8/1/2035	2,170,881
855,671	Pool 894861
	6.00%, 10/1/2036	863,389
47,749	Pool 833260
	6.50%, 10/1/2035	48,711
820	Pool 85131
	11.00%, 5/1/2017	886
	Government National Mortgage Association 15 Year— 0.1%
49,469	Pool 420153, 7.00%, 9/15/2010	50,707
	Government National Mortgage Association 30 Year— 3.4%
133,144	Pool 652006
	5.00%, 6/15/2036	130,216
698,519	Pool 615486
	5.50%, 7/15/2034	698,423
25,615	Pool 345031
	7.00%, 10/15/2023	26,694
31,365	Pool 345090
	7.00%, 11/15/2023	32,686
22,423	Pool 360772
	7.00%, 2/15/2024	23,368
18,910	Pool 302101
	7.00%, 6/15/2024	19,708
11,949	Pool 404653
	7.00%, 9/15/2025	12,465
25,163	Pool 408884
	7.00%, 9/15/2025	26,249
25,139	Pool 410108
	7.00%, 9/15/2025	26,224
21,701	Pool 415865
	7.00%, 9/15/2025	22,637
73,865	Pool 418781
	7.00%, 9/15/2025	77,053
55,515	Pool 420157
	7.00%, 10/15/2025	57,911
91,287	Pool 415427
	7.50%, 8/15/2025	95,303
18,957	Pool 168511
	8.00%, 7/15/2016	19,947
2,035	Pool 174673
	8.00%, 8/15/2016	2,141
6,797	Pool 177145
	8.00%, 1/15/2017	7,169
4,005	Pool 212660
	8.00%, 4/15/2017	4,224
3,135	Pool 217533
	8.00%, 5/15/2017	3,307
20,882	Pool 216950
	8.00%, 6/15/2017	22,023
1,268	Pool 289082
	9.00%, 4/15/2020	1,366
5,736	Pool 291100
	9.00%, 5/15/2020	6,179
4,266	Pool 147875
	10.00%, 3/15/2016	4,744
2,310	Pool 253449
	10.00%, 10/15/2018	2,577
5,270	Pool 279619
	10.00%, 9/15/2019	5,882
	TOTAL MORTGAGE BACKED SECURITIES (identified cost $14,747,867)	14,693,783

	U.S. TREASURY OBLIGATIONS—7.4%
	U.S. Treasury Notes
12,000	4.38%, 12/15/2010	11,947
2,200,000	4.63%, 11/15/2016	2,210,400
670,000	4.88%, 8/15/2009	674,554

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

TOTAL RETURN BOND FUND (Continued)

Shares		Value
	TOTAL U.S. TREASURY OBLIGATIONS (identified cost $2,910,682)	2,896,901

	(1) MUTUAL FUND—3.4%
1,350,199	Fidelity Institutional Cash Treasury Money Market Fund 5.11%	1,350,199

	TOTAL INVESTMENTS — 99.2% (identified cost $38,868,386)	39,036,912

	OTHER ASSETS AND LIABILITIES-NET — 0.8%	318,001

	NET ASSETS — 100.0%	$39,354,913

(1)	Rate disclosed is as of February 28, 2007.

(2)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments Summary Table	Capital One Funds
February 28, 2007 (Unaudited)

U.S. GOVERNMENT INCOME FUND

At February 28, 2007, the Fund’s sector composition was as follows:

Security Type	Percentage of Total Net Assets
Mortgage-Backed Securities[1]	39.8%
Government Agencies	31.8%
U.S. Treasury Obligations	14.1%
Collateralized Mortgage Obligations	9.5%
Corporate Bonds	2.5%
Cash Equivalents[2]	1.5%
Other Assets And Liabilities-Net[3]	0.8%

TOTAL	100.0%

[1]	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

[2]	Cash Equivalents include any investments in money market mutual funds.

[3]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—9.5%
$1,000,000	Banc of America Commercial Mortgage Inc. 2004-6, Class A2, 4.16%, 12/10/2042	$976,732
1,000,000	(1)Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, Class A4, 5.36%, 1/15/2046	1,010,945
1,000,000	GE Capital Commercial Mortgage Corp. 2005-C1, Class A2, 4.35%, 6/10/2048	980,683
2,500,000	Merrill Lynch Mortgage Investors Trust 1998-C1, Class A3, 6.72%, 11/15/2026	2,689,086
2,000,000	Morgan Stanley Capital I 2005-HQ6, Class A4A, 4.99%, 8/13/2042	1,966,285
1,000,000	Morgan Stanley Capital I 2006-HQ9, Class A4, 5.73%, 7/12/2044	1,031,755
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $8,441,465)	8,655,486

	CORPORATE BOND—2.5%
	Finance— 2.5%
2,250,000	General Electric Capital Corp., (Series A), MTN, 5.50%, 11/15/2011	2,264,476

	GOVERNMENT AGENCIES—31.8%
	Federal Farm Credit Bank— 0.5%
500,000	5.38%, 12/5/2013	499,599
	Federal Home Loan Bank System— 2.2%
500,000	5.50%, 11/3/2009	500,038
1,500,000	5.80%, 9/2/2008	1,522,031
	Federal Home Loan Mortgage Corporation— 13.4%
1,000,000	4.50%, 12/16/2010	990,574
981,000	5.13%, 4/18/2011 – 7/15/2012	993,745
2,250,000	5.25%, 11/20/2009 – 12/14/2011	2,245,870
1,000,000	5.38%, 2/8/2010	999,878
1,000,000	5.40%, 2/2/2012	1,004,393
1,000,000	5.45%, 11/21/2013	1,001,207
3,000,000	5.50%, 11/16/2011 – 12/27/2011	2,997,861
2,000,000	5.55%, 1/9/2012	1,999,646
	Federal National Mortgage Association— 15.7%
1,295,000	5.25%, 1/15/2009	1,304,773
520,000	5.38%, 11/15/2011	532,878
500,000	5.50%, 1/23/2012	500,361
1,000,000	5.55%, 2/16/2017	1,006,912
2,170,000	5.60%, 2/8/2016 – 2/1/2017	2,172,587
1,000,000	5.68%, 11/27/2015	1,000,555
3,200,000	5.75%, 2/15/2008	3,220,944
1,000,000	5.80%, 9/8/2016	1,009,120
2,968,000	6.00%, 5/15/2011 – 8/29/2016	3,068,198
500,000	6.38%, 6/15/2009	516,689
	TOTAL GOVERNMENT AGENCIES (identified cost $29,036,217)	29,087,859

	(2) MORTGAGE BACKED SECURITIES—39.8%
	Federal Home Loan Mortgage Corporation 15 Year— 2.5%
$582,584	Pool B14297
	5.00%, 12/1/2019	575,765
409,267	Pool G18150
	5.00%, 9/1/2021	403,837
956,482	Pool J02868
	5.50%, 7/1/2021	958,682
295,340	Pool J03253
	6.00%, 8/1/2021	300,039
45,918	Pool 294383
	8.75%, 2/1/2017	47,965
2,624	Pool 170170
	9.00%, 6/1/2016	2,799
75	Pool 170193
	9.00%, 9/1/2016	80
383	Pool 170196
	9.00%, 10/1/2016	409
3,221	Pool 170210
	9.00%, 1/1/2017	3,453
9,438	Pool 360029
	10.00%, 6/1/2018	10,408
	Federal Home Loan Mortgage Corporation 30 Year— 8.0%
162,269	Pool G01813
	5.00%, 4/1/2035	157,841
987,476	Pool A48609
	5.00%, 5/1/2036	958,637
2,464,489	Pool A49650
	5.00%, 6/1/2036	2,392,514
953,638	Pool G02197
	5.00%, 6/1/2036	926,631
566,287	Pool G08003
	6.00%, 7/1/2034	572,849
991,423	Pool A49495
	6.00%, 6/1/2036	1,000,983
698,945	Pool A52051
	6.00%, 9/1/2036	705,684
496,346	Pool A54588
	6.50%, 5/1/2036	506,029

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

U.S. GOVERNMENT INCOME FUND (Continued)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES — continued
	Federal National Mortgage Association 15 Year— 14.2%
$97,528	Pool 689624
	5.00%, 6/1/2018	$96,503
588,410	Pool 697947
	5.00%, 12/1/2018	582,231
72,231	Pool 750523
	5.00%, 1/1/2019	71,472
111,249	Pool 777337
	5.00%, 4/1/2019	109,973
113,866	Pool 786153
	5.00%, 7/1/2019	112,560
79,480	Pool 802009
	5.00%, 11/1/2019	78,568
103,738	Pool 810968
	5.00%, 4/1/2020	102,432
552,020	Pool 825344
	5.00%, 5/1/2020	545,068
64,331	Pool 813971
	5.00%, 5/1/2020	63,521
5,067,152	Pool 829075
	5.00%, 9/1/2020	5,003,338
148,780	Pool 601180
	5.50%, 10/1/2016	149,641
125,177	Pool 631364
	5.50%, 2/1/2017	125,901
169,929	Pool 254473
	5.50%, 10/1/2017	170,803
92,804	Pool 675251
	5.50%, 12/1/2017	93,281
105,828	Pool 688784
	5.50%, 3/1/2018	106,372
137,368	Pool 725068
	5.50%, 1/1/2019	138,074
4,427,604	Pool 745562
	5.50%, 4/1/2021	4,441,420
80,461	Pool 887245
	5.50%, 7/1/2021	80,674
434,048	Pool 256297
	6.00%, 6/1/2016	441,399
453,483	Pool 845502
	6.00%, 6/1/2021	460,729
25,437	Pool 313707
	7.00%, 8/1/2012	26,196
	Federal National Mortgage Association 30 Year— 10.6%
94,946	Pool 254325
	5.00%, 4/1/2009	94,875
677,795	Pool 725205
	5.00%, 3/1/2034	659,918
1,007,859	Pool 825204
	5.00%, 5/1/2035	979,641
940,308	Pool 827885
	5.00%, 6/1/2035	913,981
111,107	Pool 828144
	5.00%, 6/1/2035	107,996
700,964	Pool 824548
	5.00%, 7/1/2035	681,339
84,209	Pool 825951
	5.00%, 7/1/2035	81,851
462,268	Pool 863783
	5.00%, 12/1/2035	449,326
741,751	Pool 884346
	5.00%, 5/1/2036	720,984
1,113,780	Pool 870789
	5.00%, 9/1/2036	1,081,582
1,071,309	Pool 725690
	6.00%, 8/1/2034	1,083,170
871,452	Pool 735503
	6.00%, 4/1/2035	882,107
410,639	Pool 896530
	6.00%, 8/1/2036	414,343
394,060	Pool 887836
	6.00%, 9/1/2036	397,614
59,209	Pool 253662
	6.50%, 1/1/2008	59,498
521,013	Pool 771178
	6.50%, 3/1/2034	532,711
337,579	Pool 255673
	6.50%, 3/1/2035	344,381
84,981	Pool 254093
	7.00%, 12/1/2031	87,906
82,137	Pool 591249
	7.50%, 7/1/2031	85,836
15,627	Pool 102873
	9.50%, 8/1/2020	17,160
	Government National Mortgage Association 15 Year— 0.3%
17,680	Pool 427552
	6.50%, 2/15/2017	18,133
200,738	Pool 780052
	7.00%, 12/15/2008	202,319
3,861	Pool 405378
	7.00%, 11/15/2009	3,915
24,344	Pool 405476
	7.00%, 9/15/2010	24,954

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

U.S. GOVERNMENT INCOME FUND (Continued)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES — continued
	Government National Mortgage Association 30 Year— 4.2%
$805,079	Pool 646791
	5.00%, 7/15/2035	$787,775
1,260,865	Pool 615486
	5.50%, 7/15/2034	1,260,691
39,087	Pool 609007
	5.50%, 8/15/2036	39,048
490,708	Pool 630826
	6.00%, 8/15/2034	498,879
32,933	Pool 634338
	6.00%, 8/15/2034	33,481
49,754	Pool 654911
	6.00%, 5/15/2036	50,527
80,871	Pool 502638
	6.50%, 4/15/2029	83,328
186,613	Pool 357260
	7.00%, 9/15/2023	194,473
118,492	Pool 2933
	7.00%, 6/20/2030	123,190
73,358	Pool 569622
	7.00%, 2/15/2032	76,272
63,421	Pool 552475
	7.00%, 3/15/2032	65,941
40,019	Pool 329790
	7.50%, 10/15/2022	41,694
41,327	Pool 345096
	7.50%, 3/15/2026	43,147
67,892	Pool 424000
	7.50%, 9/15/2026	70,882
32,998	Pool 2839
	7.50%, 11/20/2029	34,303
42,545	Pool 2853
	7.50%, 12/20/2029	44,226
29,265	Pool 3011
	7.50%, 12/20/2030	30,412
72,006	Pool 297829
	8.00%, 1/15/2022	76,375
60,341	Pool 319358
	8.00%, 4/15/2022	64,002
53,190	Pool 328183
	8.00%, 8/15/2022	56,417
49,028	Pool 422007
	8.00%, 10/15/2029	52,027
21,615	Pool 2868
	8.00%, 1/20/2030	22,830
25,234	Pool 2884
	8.00%, 2/20/2030	26,652
30,210	Pool 2897
	8.00%, 3/20/2030	31,908
10,711	Pool 1956
	8.50%, 2/20/2025	11,536
17,234	Pool 288103
	9.00%, 2/15/2020	18,567
18,205	Pool 290127
	9.50%, 6/15/2020	19,944

	TOTAL MORTGAGE BACKED SECURITIES
	(identified cost $36,277,838)	36,308,828

	U.S. TREASURY OBLIGATIONS—14.1%
	U.S. Treasury Notes
700,000	4.25%, 10/31/2007	696,801
1,035,000	4.38%, 11/15/2008	1,029,947
804,000	4.75%, 11/15/2008	804,974
3,180,000	4.88%, 1/31/2009 – 7/31/2011	3,215,462
735,000	5.00%, 7/31/2008	737,728
3,000,000	5.13%, 5/15/2016	3,124,923
115,000	6.00%, 8/15/2009	118,729
2,804,000	6.50%, 2/15/2010	2,953,949
200,000	6.63%, 5/15/2007	200,656

	TOTAL U.S. TREASURY OBLIGATIONS
	(identified cost $12,817,839)	12,883,169

	(1) MUTUAL FUND—1.5%
1,378,131	Fidelity Institutional Cash Treasury Money Market Fund 5.11%	1,378,131

	TOTAL INVESTMENTS — 99.2%
	(identified cost $90,201,490)	90,577,949

	OTHER ASSETS AND LIABILITIES-NET — 0.8%	745,744

	NET ASSETS — 100.0%	$91,323,693

(1)	Rate disclosed is as of February 28, 2007.

(2)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

MTN	Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments Summary Table	Capital One Funds
February 28, 2007 (Unaudited)

CASH RESERVE FUND

At February 28, 2007, the Fund’s portfolio composition was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper	71.0%
Government Agencies	5.8%
Cash Equivalents[1]	23.3%
Other Assets And Liabilities-Net[2]	-0.1%

TOTAL	100.0%

[1]	Cash Equivalents include any investments in money market mutual funds and overnight repurchase agreements.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

CASH RESERVE FUND

Principal Amount		Value
	(1) COMMERCIAL PAPER—71.0%
	Consumer Durables— 4.3%
$9,000,000	Toyota Motor Credit Corp., 5.22%, 4/24/2007	$8,929,530

	Finance— 66.7%
10,000,000	American Express Credit Co., 5.23%, 4/17/2007	9,931,719
10,000,000	(2)Cargill Financial Services, 5.29%, 3/1/2007	10,000,000
9,000,000	Chevron Oil Finance Co., 5.20%, 3/22/2007	8,972,700
9,500,000	(2)CIT Group, Inc., 5.23%, 4/18/2007	9,433,753
10,000,000	Citigroup Funding, Inc., 5.26%, 3/5/2007	9,994,156
9,000,000	(2)CRC Funding, 5.26%, 3/2/2007	8,998,685
9,000,000	General Electric Capital Corp., 5.22%, 5/25/2007	8,889,075
9,500,000	(2)GOVCO LLC, 5.24%, 5/23/2007	9,385,230
9,000,000	HSBC Finance Corp., 5.25%, 3/9/2007	8,989,500
9,500,000	Paccar Financial, 5.22%, 5/14/2007	9,398,065
9,000,000	Prudential Funding Corp., 5.22%, 3/7/2007	8,992,170
9,000,000	Rabobank USA Financial Corp., 5.23%, 3/27/2007	8,966,038
9,000,000	Societe Generale North America, Inc., 5.22%, 4/27/2007	8,925,615
9,200,000	(2)Three Rivers Funding Corp., 5.27%, 3/7/2007	9,191,919
9,500,000	Wells Fargo & Co., 5.24%, 3/16/2007	9,479,258

	Total	139,547,883

	TOTAL COMMERCIAL PAPER	148,477,413

	GOVERNMENT AGENCIES—5.8%
	Finance— 5.8%
7,000,000	Federal Home Loan Bank, 2.63%, 5/15/2007	6,963,191
5,100,000	Federal Home Loan Mortgage Corporation, 4.88%, 3/15/2007	5,099,208

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES	12,062,399

	(3) MUTUAL FUND—2.6%
5,359,866	Fidelity Institutional Cash Treasury Money Market Fund, 5.11%	$5,359,866

	REPURCHASE AGREEMENT—20.7%
43,414,000	Interest in $43,414,000 repurchase agreement 5.29%, dated 2/28/2007 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Government Agency security with a maturity of 2/4/2011 for $43,420,379 on 3/1/2007. The market value of the underlying security at the end of the period was $44,285,945.	43,414,000

	Total Investments — 100.1% (at amortized cost)	209,313,678

	OTHER ASSETS AND LIABILITIES-NET — (0.1)%	(127,917)

	NET ASSETS — 100.0%	$209,185,761

(1)	Rate shown represents yield to maturity.

(2)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities liquid.

(3)	Rate disclosed is as of February 28, 2007.

LLC	Limited Liability Co.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments Summary Table	Capital One Funds
February 28, 2007 (Unaudited)

U.S. TREASURY MONEY MARKET FUND

At February 28, 2007, the Fund’s portfolio composition was as follows:

Security Type	Percentage of Total Net Assets
U.S. Treasury Obligations	24.5%
Cash Equivalents (1)	75.7%
Other Assets And Liabilities-Net (2)	-0.2%

TOTAL	100.0%

[1]	Cash Equivalents include any investments in money market mutual funds and overnight repurchase agreements.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Portfolio of Investments	Capital One Funds
February 28, 2007 (Unaudited)

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(1) U.S. TREASURY OBLIGATIONS—24.5%
	U.S. Treasury Bills
$20,000,000	4.97%, 4/19/2007	$19,864,672
10,000,000	4.98%, 8/2/2007	9,787,608

	TOTAL U.S. TREASURY OBLIGATIONS	29,652,280

	REPURCHASE AGREEMENT—72.1%
87,358,000	Interest in $87,358,000 repurchase agreement 5.20%, dated 2/28/2007 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security with a maturity of 8/15/2028 for $87,370,618 on 3/1/2007. The market value of the underlying security at the end of the period was $89,102,600.	87,358,000

	(2) MUTUAL FUNDS—3.6%
4,395,814	Fidelity Institutional Cash Treasury Money Market Fund, 5.11%	4,395,814

	TOTAL MUTUAL FUNDS	4,395,814

	Total Investments — 100.2% (at amortized cost)	121,406,094

	OTHER ASSETS AND LIABILITIES-NET — (0.2)%	(247,884)

	NET ASSETS — 100.0%	$121,158,210

(1)	These issues show the rate of discount at the time of purchase.

(2)	Rate disclosed is as of February 28, 2007.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Statements of Assets and Liabilities	Capital One Funds
February 28, 2007 (Unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund
Assets:
Investments in repurchase agreements	$—		$—
Investments in securities	219,327,239		59,706,457

Total investments in securities, at value	219,327,239		59,706,457
Cash	6		—
Income receivable	374,763		801,394
Receivable for investments sold	—		—
Receivable for shares sold	1,536		—
Prepaid and other expenses	38,644		11,260

Total assets	219,742,188		60,519,111

Liabilities:
Payable for investments purchased	—		3,123,568
Payable for shares redeemed	255,765		—
Income distribution payable	—		—
Payable for investment adviser fees (Note 5)	4,488		356
Payable for master services fees (Note 5)	18,342		7,427
Payable for distribution services fees (Note 5)	1,753		229
Payable for shareholder services fees (Note 5)	39		17
Payable for compliance services fees	1,404		366

Total liabilities	281,791		3,131,963

Net Assets Consist of:
Paid-in capital	137,264,115		55,924,524
Accumulated net investment income (loss)	(7,130)		69,868
Accumulated net realized gain (loss) on investments	16,029,115		217,815
Net unrealized appreciation (depreciation) of investments	66,174,297		1,174,941

Total Net Assets	$219,460,397		$57,387,148

Net Assets:
	$213,767,194	[1]	$54,844,013	[1]

	$5,693,203	[2]	$2,543,135	[2]

Shares Outstanding, No Par Value, Unlimited Shares Authorized:
	11,813,321	[1]	5,105,421	[1]

	337,186	[2]	236,570	[2]

Total Shares Outstanding	12,150,507		5,341,991

Net Asset Value Per Share
	$18.10	[1]	$10.74	[1]

	$16.88	[2]	$10.75	[2]

Offering Price Per Share*
	$18.95	1,***	$11.07	1,****

	$16.882		$10.75	[2]

Redemption Proceeds Per Share**
	$18.101		$10.74	[1]

	$15.95	2,*****	$10.16	2,*****

Investments, at identified cost	$153,152,942		$58,531,516

1	Represents Class A Shares.

2	Represents Class B Shares.

*	See “What Do Shares Cost” in the Prospectus.

**	See “How to Redeem and Exchange Shares” in the Prospectus.

***	Computation of Offering Price: 100/95.50 of net asset value.

****	Computation of Offering Price: 100/97 of net asset value.

*****	Computation of Redemption Proceeds: 94.50/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund		Cash Reserve Fund		U.S. Treasury Money Market Fund
$—		$—		$—		$43,414,000		$87,358,000
141,536,604		39,036,912		90,577,949		165,899,678		34,048,094

141,536,604		39,036,912		90,577,949		209,313,678		121,406,094
—		1		—		—		1
223,961		339,000		678,979		198,122		28,302
—		—		411		—		—
366,317		314		90,000		—		—
18,273		8,891		948		32,799		14,603

142,145,155		39,385,118		91,348,287		209,544,599		121,449,000

—		—		—		—		—
42,570		25,616		15,646		—		—
—		—		—		342,551		281,289
2,910		196		523		840		991
11,725		3,989		7,496		13,557		7,795
1,019		162		375		571		—
24		—		—		80		—
897		242		554		1,239		715

59,145		30,205		24,594		358,838		290,790

105,173,178		42,084,967		92,459,780		209,297,861		121,158,350
233,564		63,794		97,980		(3)		33,674
5,437,743		(2,962,374)		(1,610,526)		(112,097)		(33,814)
31,241,525		168,526		376,459		—		—

$142,086,010		$39,354,913		$91,323,693		$209,185,761		$121,158,210

$138,527,054	[1]	$39,354,913		$91,323,693		$208,783,212	[1]	$121,158,210

$3,558,956	[2]	$—		$—		$402,549	[2]	$—

7,774,321	[1]	4,157,443		9,223,615		208,893,949	[1]	121,158,359

215,098	[2]	—		—		403,912	[2]	—

7,989,419		4,157,443		9,223,615		209,297,861		121,158,359

$17.82	[1]	$9.47		$9.90		$1.00	[1]	$1.00

$16.55	[2]	$—		$—		$1.00	[2]	$—

$18.66	1,***	$9.76	****	$10.21	****	$1.00	[1]	$1.00

$16.55	[2]	$—		$—		$1.00	[2]	$—

$17.82	[1]	$9.47		$9.90		$1.00	[1]	$1.00

$15.64	2,*****	$—		$—		$0.95	2,*****	$—

$110,295,079		$38,868,386		$90,201,490		$209,313,678		$121,406,094

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Statements of Operations	Capital One Funds
Six Months Ended February 28, 2007 (Unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund
Investment Income:
Dividends	$1,979,746		$—
Interest	3,628		1,344,381

Total income	1,983,374		1,344,381

Expenses:
Investment adviser fees (Note 5)	857,222		135,138
Master services fees (Note 5)	52,979		23,902
Administrative personnel and services fees (Note 5)	40,427		10,677
Custodian fees (Note 5)	25,338		7,508
Transfer and dividend disbursing agent fees	16,601		10,715
Directors’ / Trustees’ fees	16,226		4,705
Auditing fees	19,194		14,553
Portfolio accounting fees (Note 5)	14,875		13,671
Distribution services fees (Note 5)	300,663	[1]	81,137 [2]
Shareholder services fees (Note 5)	7,461	[5]	3,270 [5]
Compliance services fees	4,806		1,270
Deconversion fees	19,828		5,329
Miscellaneous fees	51,140		30,599

Total expenses	1,426,760		342,474
Waivers (Note 5):
Waiver of investment adviser fees	—		(69,882)
Waiver of distribution services fees	—		(28,244)[6]

Total waivers	—		(98,126)

Net expenses	1,426,760		244,348

Net investment income	556,614		1,100,033

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	16,247,092		184,681
Net change in unrealized appreciation (depreciation) of investments	1,514,806		(133,706)

Net realized and unrealized gain (loss) on investments	17,761,898		50,975

Change in net assets resulting from operations	$18,318,512		$1,151,008

1	Represents distribution services fee of $278,280 and $22,383 for Class A Shares and Class B Shares, respectively.

2	Represents distribution services fee of $71,328 and $9,809 for Class A Shares and Class B Shares, respectively.

3	Represents distribution services fee of $168,203 and $14,453 for Class A Shares and Class B Shares, respectively.

4	Represents distribution services fee of $232,899 and $1,479 for Class A Shares and Class B Shares, respectively.

5	Represents shareholder services fee for Class B Shares.

6	Represents distribution services fee waiver for Class A Shares.

7	Represents distribution services fee waiver of $139,740 and $1,479 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Mid Cap Equity Fund		Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
$1,107,971		$—	$—	$—	$—
18,307		1,187,967	2,330,388	4,971,451	3,315,296

1,126,278		1,187,967	2,330,388	4,971,451	3,315,296

519,066		111,268	199,155	373,428	258,456
35,587		23,331	29,429	46,247	29,680
24,056		8,458	15,331	31,310	25,519
16,321		6,123	11,064	21,150	15,401
16,093		8,887	5,942	20,983	15,247
9,965		3,464	5,788	14,530	8,904
16,542		14,093	14,416	17,478	16,907
12,070		13,970	13,545	11,268	8,713
182,656	[3]	55,634	110,642	234,378 [4]	—
4,817	[5]	—	—	493 [5]	—
2,888		930	1,872	3,960	2,650
11,750		4,038	7,249	15,171	11,786
40,291		20,144	26,061	49,903	38,650

892,102		270,340	440,494	840,299	431,913
—		(70,972)	(106,537)	(236,172)	(65,194)
—		(12,498)	(44,256)	(141,219)[7]	—

—		(83,470)	(150,793)	(377,391)	(65,194)

892,102		186,870	289,701	462,908	366,719

234,176		1,001,097	2,040,687	4,508,543	2,948,577

5,467,521		(95,776)	(11,988)	92	345
10,411,248		499,327	734,504	—	—

15,878,769		403,551	722,516	92	345

$16,112,945		$1,404,648	$2,763,203	$4,508,635	$2,948,922

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Statements of Changes in Net Assets	Capital One Funds

	Capital Appreciation Fund		Louisiana Municipal Income Fund
	Six Months Ended February 28, 2007	Year Ended August 31, 2006	Six Months Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$556,614	$1,351,684	$1,100,033	$2,535,945
Net realized gain (loss) on investments	16,247,092	30,490,643	184,681	182,428
Net change in unrealized appreciation (depreciation) on investments	1,514,806	(15,302,059)	(133,706)	(1,445,201)

Change in net assets resulting from operations	18,318,512	16,540,268	1,151,008	1,273,172

Distributions to Shareholders:
Distributions from net investment income	(911,202)[1]	(1,059,278)[3]	(1,041,275)[5]	(2,571,933)[7]
Distributions from net realized gain on investments	(28,704,659)[2]	(19,195,912)[4]	(165,537)[6]	(2,174,360)[8]

Change in net assets from distributions to shareholders	(29,615,861)	(20,255,190)	(1,206,812)	(4,746,293)

Capital Transactions:
Proceeds from sales of shares	9,083,298	18,192,466	2,712,063	4,410,181
Net asset value of shares issued to shareholders in payment of distributions declared	22,150,933	15,131,260	476,573	2,536,213
Value of shares redeemed	(31,200,198)	(48,259,160)	(8,740,919)	(19,117,948)

Change in net assets from share transactions	34,033	(14,935,434)	(5,552,283)	(12,171,554)

Change in net assets	(11,263,316)	(18,650,356)	(5,608,087)	(15,644,675)
Net Assets:
Beginning of period	230,723,713	249,374,069	62,995,235	78,639,910

End of period	$219,460,397	$230,723,713	$57,387,148	$62,995,235

Undistributed net investment income (loss)	$(7,130)	$347,458	$69,868	$11,110

1	Represents income distributions of $906,013 and $5,189 for Class A Shares and Class B Shares, respectively.

2	Represents gain distributions of $27,934,363 and $770,296 for Class A Shares and Class B Shares, respectively.

3	Represents income distributions for Class A Shares.

4	Represents gain distributions of $18,491,565 and $704,347 for Class A Shares and Class B Shares, respectively.

5	Represents income distributions of $1,006,212 and $35,063 for Class A Shares and Class B Shares, respectively.

6	Represents gain distributions of $158,241 and $7,296 for Class A Shares and Class B Shares, respectively.

7	Represents income distributions of $2,489,284 and $82,649 for Class A Shares and Class B Shares, respectively.

8	Represents gain distributions of $2,083,572 and $90,788 for Class A Shares and Class B Shares, respectively.

9	Represents gain distributions of $14,297,687 and $419,185 for Class A Shares and Class B Shares, respectively.

10	Represents gain distributions of $5,612,365 and $218,240 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Statements of Changes in Net Assets, continued	Capital One Funds

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Six Months Ended February 28, 2007	Year Ended August 31, 2006	Six Months Ended February 28, 2007	Year Ended August 31, 2006	Six Months Ended February 28, 2007	Year Ended August 31, 2006
(Unaudited)		(Unaudited)		(Unaudited)
$234,176	$144,071	$1,001,097	$2,208,371	$2,040,687	$3,382,110
5,467,521	15,840,769	(95,776)	(766,233)	(11 ,988)	(1 ,406,693)
10,411,248	(9,722,533)	499,327	(1,295,950)	734,504	(205,095)

16,112,945	6,262,307	1,404,648	146,188	2,763,203	1,770,322

(24,755)[3]	(299,371)[3]	(972,785)	(2,312,132)	(1,966,314)	(3,376,027)
(14,716,872)[9]	(5,830,605)[10]	—	—	—	—

(14,741,627)	(6,129,976)	(972,785)	(2,312,132)	(1 ,966,314)	(3,376,027)

12,809,074	27,795,912	2,415,992	5,516,561	15,039,633	32,336,741
10,007,426	4,212,723	650,791	1,618,317	515,719	1,100,471
(18,460,730)	(24,131,196)	(12,873,362)	(9,558,455)	(13,738,424)	(14,816,670)

4,355,770	7,877,439	(9,806,579)	(2,423,577)	1,816,928	18,620,542

5,727,088	8,009,770	(9,374,716)	(4,589,521)	2,613,817	17,014,837
136,358,922	128,349,152	48,729,629	53,319,150	88,709,876	71,695,039

$142,086,010	$136,358,922	$39,354,913	$48,729,629	$91,323,693	$88,709,876

$233,564	$24,143	$63,794	$35,482	$97,980	$23,607

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Statements of Changes in Net Assets, continued	Capital One Funds
February 28, 2007 (Unaudited)

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Six Months Ended February 28, 2007	Year Ended August 31, 2006	Six Months Ended February 28, 2007	Year Ended August 31, 2006
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,508,543	$7,240,599	$2,948,577	$5,944,835
Net realized gain (loss) on investments	92	(62,946)	345	(33,766)

Change in net assets resulting from operations	4,508,635	7,177,653	2,948,922	5,911,069

Distributions to Shareholders:
Distributions from net investment income	(4,509,780)[1]	(7,239,594)[2]	(2,948,541)	(5,912,942)

Change in net assets from distributions to shareholders	(4,509,780)	(7,239,594)	(2,948,541)	(5,912,942)

Capital Transactions:
Proceeds from sales of shares	110,905,896	417,351,563	182,955,756	968,660,552
Net asset value of shares issued to shareholders in payment of distributions declared	2,502,975	3,940,554	767,066	1,750,792
Value of shares redeemed	(84,452,848)	(375,742,312)	(218,882,882)	(1,018,118,120)

Change in net assets from share transactions	28,956,023	45,549,705	(35,160,060)	(47,706,776)

Change in net assets	28,954,878	45,487,764	(35,159,679)	(47,708,649)
Net Assets:
Beginning of period	180,230,883	134,743,119	156,317,889	204,026,538

End of period	$209,185,761	$180,230,883	$121,158,210	$156,317,889

Undistributed net investment income (loss)	$(3)	$1,234	$33,674	$33,638

1	Represents income distributions of $4,503,896 and $5,884 for Class A Shares and Class B Shares, respectively.

2	Represents income distributions of $7,224,338 and $15,256 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Semi-Annual Report

Intentionally left blank

Semi-Annual Report

Combined Notes to Financial Statements	Capital One Funds
February 28, 2007 (Unaudited)

(1) ORGANIZATION

Capital One Funds (the “Trust”), organized as a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
Capital One Capital Appreciation Fund (“Capital Appreciation Fund”)”	diversified	provide growth of capital and income

Capital One Louisiana Municipal Income Fund (“Louisiana Municipal Income Fund”)	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana

Capital One Mid Cap Equity Fund (“Mid Cap Equity Fund”)	diversified	total return

Capital One Total Return Bond Fund (“Total Return Bond Fund”)	diversified	maximize total return

Capital One U.S. Government Income Fund (“U.S. Government Income Fund”)	diversified	provide current income

Capital One Cash Reserve Fund (“Cash Reserve Fund”)	diversified	provide current income consistent with stability of principal

Capital One U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	diversified	provide current income consistent with stability of principal and liquidity

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust is authorized to issue an unlimited amount of shares without par value. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund offer two classes of shares: Class A Shares and Class B Shares. All shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund have equal rights with respect to voting, except on class-specific matters. The Class A Shares of the Capital Appreciation Fund and the Mid Cap Equity Fund have a maximum sales charge of 4.50% as a percentage of the original purchase price. The Class A Shares of the Louisiana Municipal Income Fund has a maximum sales charge of 3.00% as a percentage of the original purchase price. The Total Return Bond Fund and the U.S. Government Income Fund have a maximum front-end sales charge of 3.00% as a percentage of the original price. The Class B Shares of the Capital Appreciation Fund, the Mid Cap Equity Fund and the Louisiana Municipal Income Fund are offered without any front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) ranging from a maximum of 5.50% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Semi-Annual Report

Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange, if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund generally value short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”). As of February 28, 2007, there were no securities which were fair valued.

Repurchase Agreements – It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly for Cash Reserve Fund and U.S. Treasury Money Market Fund. Distributions of net investment income are declared and paid quarterly for Capital Appreciation Fund and Mid Cap Equity Fund. Distributions of net investment income are

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Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

declared and paid monthly for Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains has been provided for in accordance with the applicable country’s tax rules and rates.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

Other – Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Realized gains and losses from investment transactions are recorded on an identified basis.

Real Estate Investment Trusts – The Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

New Accounting Standards – In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3) SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Six Months Ended February 28, 2007 (Unaudited)		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	501,937	$9,028,176	953,687	$18,089,013
Shares issued to shareholders in payment of distributions declared	1,202,732	21,387,128	788,742	14,449,109
Shares redeemed	(1,645,314)	(30,275,839)	(2,365,142)	(44,756,474)

Net change resulting from Class A Share transactions	59,355	$139,465	(622,713)	$(12,218,352)

Class B Shares
Shares sold	3,168	$55,122	5,762	$103,453
Shares issued to shareholders in payment of distributions declared	46,063	763,805	39,522	682,151
Shares redeemed	(53,816)	(924,359)	(196,283)	(3,502,686)

Net change resulting from Class B Share transactions	(4,585)	$(105,432)	(150,999)	$(2,717,082)

Net change resulting from Fund Share transactions	54,770	$34,033	(773,712)	$(14,935,434)

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Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

	Louisiana Municipal Income Fund
	Six Months Ended February 28, 2007 (Unaudited)		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	253,984	$2,712,063	406,205	$4,370,281
Shares issued to shareholders in payment of distributions declared	41,445	445,437	223,864	2,404,097
Shares redeemed	(798,151)	(8,585,058)	(1,708,313)	(18,421,550)

Net change resulting from Class A Share transactions	(502,722)	$(5,427,558)	(1,078,244)	$(11,647,172)

Class B Shares
Shares sold	—	$—	3,701	$39,900
Shares issued to shareholders in payment of distributions declared	2,895	31,136	12,284	132,116
Shares redeemed	(14,500)	(155,861)	(64,342)	(696,398)

Net change resulting from Class B Share transactions	(11,605)	$(124,725)	(48,357)	$(524,382)

Net change resulting from Fund Share transactions	(514,327)	$(5,552,283)	(1,126,601)	$(12,171,554)

	Mid Cap Equity
	Six Months Ended February 28, 2007 (Unaudited)		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	721,241	$12,791,546	1,533,396	$27,343,755
Shares issued to shareholders in payment of distributions declared	568,878	9,614,621	237,655	4,013,365
Shares redeemed	(985,883)	(17,472,914)	(1,267,939)	(22,622,571)

Net change resulting from Class A Share transactions	304,236	$4,933,253	503,112	$8,734,549

Class B Shares
Shares sold	1,044	$17,528	26,691	$452,157
Shares issued to shareholders in payment of distributions declared	24,988	392,805	12,538	199,358
Shares redeemed	(58,254)	(987,816)	(91,846)	(1,508,625)

Net change resulting from Class B Share transactions	(32,222)	$(577,483)	(52,617)	$(857,110)

Net change resulting from Fund Share transactions	272,014	$4,355,770	450,495	$7,877,439

	Total Return Bond Fund
	Six Months Ended February 28, 2007 (Unaudited)		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	252,797	$2,415,992	585,470	$5,516,561
Shares issued to shareholders in payment of distributions declared	69,090	650,791	172,233	1,618,317
Shares redeemed	(1,358,884)	(12,873,362)	(1,017,878)	(9,558,455)

Net change resulting from Fund Share transactions	(1,036,997)	$(9,806,579)	(260,175)	$(2,423,577)

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Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

	U.S. Government Income Fund
	Six Months Ended February 28, 2007 (Unaudited)		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	1,530,326	$15,039,633	3,316,047	$32,336,741
Shares issued to shareholders in payment of distributions declared	52,325	515,719	112,044	1,100,471
Shares redeemed	(1,395,804)	(13,738,424)	(1,509,253)	(14,816,670)

Net change resulting from Fund Share transactions	186,847	$1,816,928	1,918,838	$18,620,542

MONEY MARKET FUNDS
	Cash Reserve Fund
	Six Months Ended February 28, 2007 (Unaudited)		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	110,880,649	$110,880,649	417,281,440	$417,281,440
Shares issued to shareholders in payment of distributions declared	2,493,890	2,493,890	3,926,406	3,926,406
Shares redeemed	(84,425,922)	(84,425,922)	(375,666,289)	(375,666,289)

Net change resulting from Class A Share transactions	28,948,617	$28,948,617	45,541,557	$45,541,557

Class B Shares
Shares sold	25,247	$25,247	70,023	$70,023
Shares issued to shareholders in payment of distributions declared	9,085	9,085	14,148	14,148
Shares redeemed	(26,926)	(26,926)	(76,023)	(76,023)

Net change resulting from Class B Share transactions	7,406	$7,406	8,148	$8,148

Net change resulting from Fund Share transactions	28,956,023	$28,956,023	45,549,705	$45,549,705

	U.S. Treasury Money Market Fund
	Six Months Ended February 28, 2007 (Unaudited)		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	182,955,756	$182,955,756	968,660,552	$968,660,552
Shares issued to shareholders in payment of distributions declared	767,066	767,066	1,750,792	1,750,792
Shares redeemed	(218,882,882)	(218,882,882)	(1,018,118,120)	1,018,118,120

Net change resulting from Fund Share transactions	(35,160,060)	$(35,160,060)	(47,706,776)	$(47,706,776)

Semi-Annual Report

Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

(4) Federal Tax Information

The tax character of distributions are reported on the Statements of Changes in Net Assets for the year ended August 31, 2006, were as follows:

	2006
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Capital Appreciation Fund	$—	$1,526,353	$18,728,837
Louisiana Municipal Income Fund	2,571,519	414	2,174,360
Mid Cap Equity Fund	—	873,786	5,256,190
Total Return Bond Fund	—	2,312,132	—
U.S. Government Income Fund	—	3,376,027	—
Cash Reserve Fund	—	7,239,594	—
U.S. Treasury Money Market Fund	—	5,912,942	—

*	For tax purposes short-term capital gain distributions are considered ordinary income.

As of the latest tax year end of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ Depreciation	Capital/Loss Carryforwards	Dividend Payable	Post October Loss Deferral	Other Temporary Adjustment
Capital Appreciation Fund	$—	$347,458	$28,486,682	$64,659,491	$—	$—	$—	$—
Louisiana Municipal Income Fund	197,159	—	182,907	1,324,413	—	(186,049)	—	15,764	[1]
Mid Cap Equity Fund	—	96,027	14,645,002	20,800,486	—	—	—	(29,792)[2]
Total Return Bond Fund	—	212,758	—	(365,984)	(1,978,673)	(172,016)	(858,002)	(35,183)[1]
U.S. Government Income Fund	—	343,479	—	(306,236)	(331,906)	(308,423)	(1,329,890)	51,809	[3]
Cash Reserve Fund	—	296,467	—	—	(49,243)	(295,233)	(62,946)	—
U.S. Treasury Money Market Fund	—	440,911	—	—	(393)	(407,273)	(33,766)	—

1	For Louisiana Municipal Income Fund and Total Return Bond Fund, other temporary adjustments include adjustments for discount accretion/premium amortization on debt securities.

2	For Mid Cap Equity Fund, other temporary adjustments include unreversed wash sales.

3	For U.S. Government Income Fund, other temporary adjustments include adjustments for discount accretion/premium amortization on debt securities and unreversed wash sales.

For federal income tax purposes income tax purposes, the following amounts apply as of February 28, 2007:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Capital Appreciation Fund	$153,152,942	$67,097,850	$(923,553)	$66,174,297
Louisiana Municipal Income Fund	58,515,749	1,287,413	(96,705)	1,190,708
Mid Cap Equity Fund	110,331,713	33,252,026	(2,047,135)	31,204,891
Total Return Bond Fund	38,903,569	298,827	(165,484)	133,343
U.S. Government Income Fund	90,149,681	690,723	(262,455)	428,268
Cash Reserve Fund *	209,313,678	—	—	—
U.S. Treasury Money Market Fund *	121,406,094	—	—	—

*	at amortized cost.

Semi-Annual Report

Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is due in part to differing treatments for tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

As of the latest tax year end, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund had capital loss carryforwards, as noted below, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Years
Fund	2010	2011	2012	2013	2014	Total
Total Return Bond Fund	$51,198	$1,926,558	$—	$—	$917	$1,978,673
U.S. Government Income Fund	—	90,023	180,486	—	61,397	331,906
Cash Reserve Fund	931	44,663	3,035	—	614	49,243
U.S. Treasury Money Market Fund	—	—	—	393	—	393

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of the latest tax year end of August 31, 2006, for federal income tax purposes, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund had post October losses as follows which were deferred to September 1, 2006.

Fund
Total Return Bond Fund	$858,002
U.S. Government Income Fund	1,329,890
Cash Reserve Fund	62,946
U.S. Treasury Money Market Fund	33,766

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – Capital One Asset Management LLC, the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets. Expenses incurred by the Funds’ are included on the Statements of Operations as “Investment adviser fees”. Information regarding these transactions is as follows for the period ended February 28, 2007:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.50%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

Semi-Annual Report

Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived a portion of its fee for the following Funds:

Fees waived by Advisor Fund
Louisiana Municipal Income Fund	$69,882
Total Return Bond Fund	70,972
U.S. Government Income Fund	106,537
Cash Reserve Fund	236,172
U.S. Treasury Money Market Fund	65,194

Master Services Fees – The Funds and BISYS Fund Services Ohio, Inc. (the “Administrator”) are parties to a Master Services Agreement effective November 11, 2006. The Administrator is a subsidiary of The BISYS Group, Inc. The Administrator provides administration, fund accounting and transfer agency services pursuant to this agreement and, in consideration of these services, receives a fee based on the Fund’s average aggregate daily net assets and a base fee for the Form N-Q plus out-of-pocket expenses. Expenses incurred by the Funds are reflected on the Statements of Operations as “Master services fees”. Information regarding these transactions is as follows for the period ended February 28, 2007:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Trust
0.050%	on the first $900 million
0.040%	on the next $1.1 billion
0.035%	on the next $3 billion
0.030%	on assets in excess of $5 billion

Prior to November 11, 2006, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services Company served as the Fund’s administrator, portfolio accountant, and transfer agent, respectively. Fees paid for these services provided were based on the average aggregate daily net assets of the Trust as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Trust
0.100%	on the first $500 million
0.070%	on the next $500 million
0.050%	on assets in excess of $1 billion

Shareholder Services Fee – Capital One Capital Appreciation Fund, Capital One Louisiana Municipal Income Fund, Capital One Mid Cap Equity Fund and Capital One Cash Reserve Fund may pay fees (service fees) up to 0.25% of the average daily net assets of each Fund’s Class B Shares to financial intermediaries, to the Administrator for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, a Fund may pay Service Fees to the Administrator and they will use the fees to compensate financial intermediaries. The Administrator or these financial institutions may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2007, the Administrator did not retain any fees paid by the Funds.

Semi-Annual Report

Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

Portfolio Accounting Fee – Prior to November 11, 2006, Federated Services Company (FServ) maintained the Funds’ accounting records for which it received a fee. The fee was based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ could modify or terminate this voluntary waiver at any time at its sole discretion. Expenses incurred by the Funds’ are reflected on the Statements of Operations as “Portfolio accounting fees”.

Compliance Services Fee – Under a compliance services agreement between the Funds and the administrator (the “Agreement”). The administrator provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the Chief Compliance Officer. For the services provided under the agreement, the Funds will pay an annual fixed fee, plus certain out of pocket expenses. Expenses incurred by the Funds’ are reflected on the Statements of Operations as “Compliance services fees”. The administrator pays the salary and other compensation earned by any such individuals as employees of the administrator.

Distribution Services Fee – The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse the distributor, BISYS Fund Services Limited Partnership (the “Distributor”), from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Distributor is a subsidiary of the BISYS Group, Inc. Prior to November 11, 2006, the Funds’ distributor was Edgewood Services, Inc. The Plan provides that the Funds, except for Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse the Distributor. Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse the Distributor, expenses incurred under the terms of the Plan are reflected on the Statements of Operations as “Distribution services fees”. For the six months ended February 28, 2007, the Distributor voluntarily waived a portion of its distribution services expense for the following Funds:

Distribution Services Fees Waiver

Fund
Louisiana Municipal Income Fund	$28,244
Total Return Bond Fund	12,498
U.S. Government Income Fund	44,256
Cash Reserve Fund	141,219

For the six months ended February 28, 2007, U.S. Treasury Money Market Fund did not incur a distribution services fee. When the Distributor receives fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. For the six months ended February 28, 2007, the Distributor did not retain any distribution fees paid by the Funds.

Sales Charges – For the six months ended February 28, 2007, the Distributor did not retain sales charges from the sale of Class A Shares.

Semi-Annual Report

Combined Notes to Financial Statements, continued	Capital One Funds
February 28, 2007 (Unaudited)

Custodian Fees – Capital One National Association is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses. Expenses incurred by the Funds’ are reflected on the Statements of Operations as “Custodian fees”.

General – Certain Officers of the Funds are affiliated with the adviser or the administrator. Such Officers receive no compensation from the Funds for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $4,500 per quarter and $2,000 for each regularly scheduled meeting, plus reimbursement for certain expenses.

(6) INVESTMENT TRANSACTIONS

The cost of investment purchases and the proceeds from the sale of securities (excluding long-term U.S. Government securities and securities maturing less than one year from acquisition), for the six months ended February 28, 2007 were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$49,196,271	$79,661,153
Louisiana Municipal Income Fund	19,175,665	18,685,140
Mid Cap Equity Fund	20,035,509	31,058,266
Total Return Bond Fund	3,532,447	8,720,319
U.S. Government Income Fund	2,250,000	—

(7) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 86.81% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 23.55% of total investments.

Semi-Annual Report

Board Review of Advisory Contract

As required by the 1940 Act, the Capital One Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the Capital One organization in addition to investment advisory services; and a Fund’s relationship to other funds in the Capital One Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the Capital One organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the Capital One organization. Capital One provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Capital One companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Capital One are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided to each of the Funds by the Adviser and its affiliates were satisfactory.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful given the high degree of competition in the mutual fund business. The

Semi-Annual Report

Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract.

The Board discussed each Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of each Fund.

During the past year, each Fund’s investment advisory fee after waivers and expense reimbursements, if any, was near the median for its respective peer group, and the total expenses of each Fund, after waivers and reimbursements, if any, was that of comparably-sized funds in its peer group. The Board reviewed the fees and other expenses of the Funds with the Adviser and was satisfied that the overall expense structure of each Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also receives financial information about Capital One, including reports on the compensation and benefits Capital One derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Capital One’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit Capital One may derive from its receipt of research services from brokers who execute fund trades. The Board considered the profitability of the Funds to Capital One as a whole and on a Fund-by-Fund basis. In the Board’s view, the cost of performing advisory services is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. This analysis requires a constructed allocation of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a family of funds that receive advisory and other services from the same organization. Based upon the review, the Board determined that the profitability analysis was of limited value.

Although the Board is always eager to discover any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Capital One’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the Capital One family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

Mutual funds are not bank deposits, or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning their objectives and policies, management fees, expenses and other information.

Semi-Annual Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without change and upon request, by calling 1-800-562-9007, Ext. 3-3326. A report of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Capital One Funds website. Go to www.capitalone.com; select Proxy Voting Record; then select a Fund. This report on “Form N-PX” is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available from the EDGAR database on the SEC’s website at www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

This report has been prepared for the general information of Capital One Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Capital One Funds prospectus. The prospectus contains more complete information about Capital One Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, and after-tax returns call 1-800-999-0426.

Capital One Asset Management, LLC is the investment adviser and Capital One, N.A. is the custodian to the Capital One Funds and receives compensation for these services.

BISYS Fund Services Limited Partnership is distributor of the Capital One Funds.

007697 (04/07)

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital One Funds

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date	May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Chauvin
Richard Chauvin, President

Date	May 8, 2007

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date	May 8, 2007